SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	20

Schedule of Warranty Allowance
Changes in the Company's warranty allowance during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:
	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$6,459	$5,936	$5,744
Warranties issued during the year	7,258	9,688	7,363
Costs incurred with respect of warranties during the year	(8,328)	(9,165)	(7,171)

	$5,389	$6,459	$5,936

Schedule of Benefit Plan Obligations
	December 31,
	2012	2011

Accumulated benefit obligation	$4,696	$4,742

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)

Projected benefit obligation at end of year	$5,009	$5,407

Net periodic benefit cost :

Service cost	$535	$542
Interest cost	44	43

Net periodic benefit cost	$579	$585

Schedule of Other Comprehensive Loss, Net of Tax for Benefit Plan Components
	December 31,
	2012	2011

Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(211)

Accumulated other comprehensive loss , net of taxes	$190	$336

Schedule of Assumptions Used for Benefit Plan Components
December 31,
	2012	2011	2010

Assumptions used to calculate amounts above:

Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%

Schedule of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
December 31,

2013	$598
2014	$446
2015	$410
2016	$514
2017	$993
2018-2022	$2,528

Schedule of Assumptions Used in Stock Option Valuations
	Year ended December 31,
	2012	2011	2010

Volatility	73%	76%	75%
Risk-free interest rate	0.93%	1.19%	2.15%
Dividend yield	0%	0%	0%
Expected term	4.70 years	4.72 years	4.57 years

Schedule of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of goods sold	$127	$104	$70
Research and development	189	186	123
Sales and marketing	385	249	243
General and administrative	2,584	208	433

Total equity-based compensation expense	$3,285	$747	$869

Schedule of Allowance for Doubtful Accounts
Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$2,789	$3,406	$3,701
Doubtful debt expenses (income) during the year	102	(78)	56
Customer write-offs during the year	(528)	(564)	(306)
Exchange rate	16	25	(45)

	$2,379	$2,789	$3,406

Schedule of Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

		Fair Value of Derivative Instruments
		Year ended December 31,
	Balance Sheet Location	2012	2011
Derivative Assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	335

Total		$1,292	$335

Derivative Liabilities:

Derivatives designated as hedging instruments:
Interest Rate Swap	Other accounts payable and accrued expenses	$(105)	$(433)
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	-	(344)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(283)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(152)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,131)
Cash fee	Other long term liabilities	(282)	(501)

Total		$(2,112)	$(2,844)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2011	Item	2012	2011

Derivatives designated as hedging instruments:
Interest Rate Swap	$(677)	$545	Financial expenses	$635	$(696)
Foreign exchange option and forward contract	1,090	(133)	Operating income (expenses)	(349)	874

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial (expense) income	1,235	(1,633)
Lease embedded derivative	-	-	Financial (expense) income	(399)	992
Cash Fee	-	-	Financial (expense) income	219	73

Total	$413	$412		$1,341	$(390)

Schedule of Restructuring Plan Charges
As of December 31, 2012, the major components of the 2009 restructuring plan charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012	$--	$--	$--

Schedule of Accumulated Other Comprehensive Income, Net
The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Accumulated losses on derivative instruments	$(945)	$(1,358)	$(1,770)
Deferred pension items, net of taxes	(190)	(336)	(125)
Accumulated foreign currency translation differences	16,711	17,151	16,464

Total accumulated other comprehensive income, net	$15,576	$15,457	$14,569